Sales and Receivable Concentration (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017
Receivables from largest customers
Receivables	$ 73,832	$ 64,933
Customer Concentration Risk
Receivables from largest customers
Receivables	$ 43,811	$ 39,146
Customer Concentration Risk | Accounts Receivable
Receivables from largest customers
Percentage of Gross Receivables	59.00%	60.00%
Fiat Chrysler Automobiles | Customer Concentration Risk
Receivables from largest customers
Receivables	$ 19,908	$ 17,107
Fiat Chrysler Automobiles | Customer Concentration Risk | Accounts Receivable
Receivables from largest customers
Percentage of Gross Receivables	27.00%	26.00%
General Motors Company | Customer Concentration Risk
Receivables from largest customers
Receivables	$ 16,366	$ 13,395
General Motors Company | Customer Concentration Risk | Accounts Receivable
Receivables from largest customers
Percentage of Gross Receivables	22.00%	21.00%
Ford Motor Company | Customer Concentration Risk
Receivables from largest customers
Receivables	$ 7,537	$ 8,644
Ford Motor Company | Customer Concentration Risk | Accounts Receivable
Receivables from largest customers
Percentage of Gross Receivables	10.00%	13.00%